Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Payables to Customers - Customer Concentration Risk [Member] - Payables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer H [Member]
Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Payables to Customers [Line Items]
Payables to customers	$ 1,559	$ 1,554
Payables to customers percentage	30.00%	24.00%
Customer I [Member]
Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Payables to Customers [Line Items]
Payables to customers	$ 1,396	$ 1,392
Payables to customers percentage	27.00%	22.00%
Customer J [Member]
Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Payables to Customers [Line Items]
Payables to customers	$ 649	$ 646
Payables to customers percentage	13.00%	10.00%